Drinker Biddle & Reath LLP

191 N. Wacker Dr., Ste. 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

October 18, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	X-Square Balanced Fund, LLC (811-23417; 333-229217)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (the “Amendment”) of X-Square Balanced Fund, LLC (the “Fund”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the amendment is respond to the comments of the staff (the “Staff”) of the Securities Exchange Commission on the Fund’s Pre-Effective Amendment No. 1.

Please note that the Fund intends to submit an acceleration request to request that the Amendment become effective on or about October 28, 2019. We will forward a specific request for acceleration after we have received and responded to the Staff’s comments, if any, on the Amendment.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in my absence, to Joshua Lindauer at (215) 988-2738.

Very truly yours,

/s/ David L. Williams
David L. Williams